INCOME TAXES - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax provision (benefit):
Domestic	$ 96	$ 25
Foreign	1,104	877
Total current income tax (benefit) provision	$ 1,200	$ 902